Summary of Significant Accounting Policies - Allowance for credit losses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit loss roll forward
Balance at beginning of period	$ 3,023	$ 3,749	$ 3,749	$ 3,977
Charged to selling, general and administrative expense	497	897	1,790	439	$ 4,452
Write-offs	(1,004)	(1,635)	(2,516)	(667)
Total	$ 2,516	$ 3,011	$ 3,023	$ 3,749	$ 3,977